CREDIT SUISSE FIRST BOSTON MORTGAGE SECURITIES CORP. ABS-15G

Exhibit 99.57

Buyer Loan #	Next Due Date	Last Payment Date	Borrower Last Name	Borrower First Name	Co-Borrower Last Name	Co-Borrower First Name	Borrower Deceased	Property Address 1	Property City	Property State	Property Zip	Strategy	Scrub Comments
431841852	4/1/2020	3/12/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Foreclosure	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower called to confirm they received the trial modification agreement. The borrower was offered a trial modification and has also been offered other workout options in the past. The borrower has been in regular contact and appears to be cooperative. A trial modification agreement is currently active with payments of $X,XXX.XX due in XX/XXXX, XX/XXXX, and X/XXXX.

REASON FOR DEFAULT: RFD was due to being impacted by the XXXX-XX XXXX . Their business closed causing a curtailment of income. Hardship appears to be ongoing.

MODIFICATION: NA

FORECLOSURE: The loan was referred to foreclosure in X/XXXX but appears to be on hold due to the trial modification agreement. No sale date has been scheduled.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. The notes reflect a previous insurance claim filed due to XXXX damage with a date of loss on X/XX/XXXX. The claim was monitored and repairs were confirmed completed in X/XXXX.
431841845	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing, last contact XX/XX/XXXX escrow inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841863	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower has been current on the loan since origination. Borrower called in XX/XXXX to discuss a new homeowner's policy and that payment was needed. Borrower was advised could not make payment without the documents on file; awaiting policy from insurance agency. Last contact was in X/XXXX, borrower advised that he switched insurance carriers.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841868	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was having trouble with automated system, confirmed payment and informed borrower of escrow change, no other details provided.

REASON FOR DEFAULT: No RFD noted.

MODIFICATION: N/A.

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431841900	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	CT	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Borrower has been current on the loan since history began in XXXX. Borrower called in X/XXX stating that he accidentally made a double payment and wanted the Xnd payment reversed because he needed it for other mortgage payment. Last contact was in XX/XXXX, borrower stated that the would make the payment before the XXth.

REASON FOR DEFAULT: None, loan is current.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431841953	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing last X years, last borrower contact Aug XXXX account inquiry.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431841981	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: The only contact found was during boarding on XX/X/XX when the borrower called to see if a payment had posted. The property is investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842002	12/1/2020	11/12/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX, welcome call completed in X/XXXX. Borrower verified loan status in X/XXXX. Borrower made phone payments in X/XXXX and in X/XXXX as the website was not working. Borrower called in XX/XXXX to verify servicer received insurance funds. Servicer had already endorsed and released the funds, and provided tracking information.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied. Servicer received an insurance check iao $X,XXX for XXXX damage (COL) on DOL X/X/XXXX; funds were endorsed and released in XX/XXXX.
431842035	1/1/2021	11/8/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/XX/XXXX with the account status being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842067	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower verified grace period in X/XXXX. No contact again until borrower set up recurring ACH payments in X/XXXX, and requested a VOM for all of his loans in X/XXXX.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842069	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Minimal contact with borrower. X/XXXX Borrower requests assistance due to XXXX-XX and tenants not paying. X/XX/XXXX FB is denied. The most recent contact was on XX/X/XXXX with borrower requesting assistance with their online account.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842073	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower called to confirm payment X/XX/XXXX; advised of ACH payments. Borrower stated X/XX/XXXX having difficulty with online access. Borrower requested billing statement XX/XX/XXXX. Borrower requested tax form X/XX/XXXX. Borrower requested confirmation of payment for insurance X/X/XXXX. Borrower inquired about relief options X/XX/XXXX. Borrower inquired about escrow shortage check X/XX/XXXX. Last borrower contact X/XX/XXXX.

REASON FOR DEFAULT: No hardship noted.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842192	12/1/2020	11/17/2020	XXXX	XXXX	No	XXXX	XXXX	NV	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins XX/XXXX. Borrower has X accounts with servicer. An authorized third party attempted to request a payoff quote in X/XXXX. No contact with borrower.

REASON FOR DEFAULT: None

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied
431842225	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX.XX/X/XXXX Borrower calls in to requests a statement and make a payment. No other recent significant contact with borrower was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842278	12/1/2020	11/6/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. X/XX/XXXX Borrower requests XXXX-XX assistance, they are referred to the website. No further mention of XXXX-XX assistance or loss mit activity are recorded. No other recent significant contact was found.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842288	12/1/2020	11/16/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: Contact history begins X/XXXX. Minimal recent contact. Borrower reports they have been impacted by XXXX-XX, a FB plan is offered. X/XX/XXXX Borrower declines the FB plan, pay history shows the account was kept current. The most recent contact was on XX/X/XXXX with borrower making payment arrangements.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: XX/XXXX Borrower calls in to speak with the claims department reporting property has suffered some XXXX damages. No further notes regarding the claim or damages are noted.

431842304	12/1/2020	11/13/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: the last contact was on XX/X/XXXX, outbound call to the borrower who said a check was mailed for the total amount due. The loan was current at the time and the borrower appears to be cooperative.

REASON FOR DEFAULT: Unable to determine RFD. No indication of ongoing hardship.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment non-owner occupied property. No indication of damage or ongoing repairs.
431842315	12/1/2020	11/19/2020	XXXX	XXXX	No	XXXX	XXXX	IL	XXXX	Reinstatement 1	BORROWER CONTACT: The last contact was on XX/XX/XXXX, the borrower returned a message and said the payment was already mailed.

REASON FOR DEFAULT: The borrower indicated a RFD due to impact from the XXXX-XX XXXX  and loss of income in X/XXXX. Unclear if hardship is still ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is an investment, non-owner occupied property. No indication of damage or ongoing repairs.
431842326	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: No borrower contact.

REASON FOR DEFAULT:  RFD is unknown.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment owned per data tape.
431842353	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Contact is limited to servicing calls. The final contact is on X/XX/XX and the servicer called about a late payment and borrower told him not to call again.

REASON FOR DEFAULT: The RFD from X/XX/XX is excessive obligations.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842365	12/1/2020	11/1/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: No recent significant activity was found. The most recent contact was on X/XX/XXXX with tax documents being discussed.

REASON FOR DEFAULT: None provided.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431842370	12/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: On X/XX/XX borrower was called as the credit bureau reported him as deceased. He said that she was not deceased and wanted the flood insurance released as he has his own private flood insurance. No contact with the borrower after learning that she was not deceased. Property is investment. Final contact is on X/XX/XX when borrower calls asking when she will receive the escrow over payment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842376	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 1	BORROWER CONTACT: Last contact on XX/XX/XXXX, borrower's wife called to make a payment over the phone.

REASON FOR DEFAULT:  RFD not needed.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history.  Investment property per data tape.

431842392	12/1/2020	11/10/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Borrower asks for a deferment for XXXX-XX as the tenants are not paying. The forbearance was denied on X/XX/XX. The final contact is on XX/X/XX when the servicer said that she was disrespectful and hung up.

REASON FOR DEFAULT: On X/XX/XX the RFD was a property claim for XXXX damage.  Notes are vague as to what the damage was, but the claim check was cashed iao $XX,XXX.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842406	12/1/2020	11/15/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	MD	XXXX	Reinstatement 1	BORROWER CONTACT: X/XX/XXXX Borrower has questions about an escrow shortage. X/X/XXXX Borrower reports they have been impacted by XXXX-XX, a forbearance plan is discussed. X/X/XXXX FB is denied by the investor. Several notes follow regarding payment arrangements. The most recent contact was on XX/X/XXXX with hazard insurance being discussed.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842444	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 1	BORROWER CONTACT: Contact with the borrower is limited to PTPs, draft payments and checking on escrows. The final contact is on X/X/XX when the borrower made a payment. Property is an investment.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431842487	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 1	BORROWER CONTACT: Account is performing with little borrower contact. Borrower inquired about XXXX assistance at last contact X/X/XXXX but took no further steps and remains current.

REASON FOR DEFAULT: N/A

MODIFICATION: N/A

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431841838	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: The last contact was on X/XX/XXXX, the borrower called in to inform that they made a payment online and questioned the payment amount on the recently offered repayment plan. No further contact with the borrower since that time despite multiple attempts. The borrower was offered a repayment plan for X months beginning X/X/XXXX. The borrower fully reinstated the loan in XX/XXXX.

REASON FOR DEFAULT: RFD was due to being impacted by the XXXX-XX XXXX  and experiencing a loss of income as a result. Hardship does not appear to be ongoing.

MODIFICATION: NA.

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.
431841910	12/1/2020	11/3/2020	XXXX	XXXX	No	XXXX	XXXX	TX	XXXX	Reinstatement 2	BORROWER CONTACT No prior Contact history. Borrower accepted the XXXX-XX deferral in XXXX XXXX, but later brought the loan current with double payments in XXXX and XXXX. Property is investment. The final contact is on X/X/XX when the borrower called to say that he would like to extend the forbearance plan for an additional three months.

REASON FOR DEFAULT: No RFD found in comments.

MODIFICATION: N/A

FORECLOSURE: No Foreclosure found in comments.

BANKRUPTCY: No bankruptcy found in comments.

PROPERTY: No property issues found in comments.

431841959	12/1/2020	11/1/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Borrower hangs up on collection calls. Borrower reports they have been impacted by XXXX-XX, a forbearance plan is started. X/XXXX FB plan ends. No contact with borrower since the end of the FB plan. Borrower has not been very cooperative. The most recent contact was on X/XX/XXXX with FB terms being discussed.

REASON FOR DEFAULT: X/XXXX None provided. X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.
431841979	12/1/2020	11/5/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Account was occasional XX-delinquent prior to default in XXXX XXXX. Forbearance approved through X/X/XXXX, borrower made a single payment at expiration but was unresponsive to phone attempts until a response to XXXX XXXX solicitation for tiered deferral with down payment of X payments. Agreement and funds were processed XXXX XXXX and Nov payment was made timely, last contact X/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, further details regarding hardship and employment were not provided.

MODIFICATION: Deferral agreement dated X/XX/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX includes $XXXX.XX principal balance, new UPB $XXX,XXX.XX.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is owner occupied. No property issues noted.

431841994	10/1/2020	11/9/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/X/XXXX. Limited contact noted with borrower. Borrower inquired about payment increase X/XX/XXXX. Borrower inquired about payment history/late payments X/XX/XXXX. Borrower asked X/XX/XXXX why mortgage not reporting to credit bureau. Borrower indicated X/X/XXXX impacted by XXXX-XX. Special FB denied X/XX/XXXX. Borrower stated X/X/XXXX still impacted by XXXX . Servicer requested financial workout application X/X/XXXX. Borrower stated X/XX/XXXX tenant not paying. Servicer discussed application process X/X/XXXX. Workout denied X/X/XXXX. Last contact XX/X/XXXX servicer discussed repayment plan.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied. No property damage noted.
431842014	12/1/2020	11/19/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower; majority of contact to schedule/confirm payments. Borrower inquired about collection call XX/XX/XXXX. Borrower inquired about status of hazard insurance premium payment XX/X/XXXX. Borrower inquired about unpaid water bill X/XX/XXXX. Borrower requested copy of note X/XX/XXXX. Borrower requested to make payment by credit card XX/XX/XXXX. Borrower inquired about delinquent tax letter X/X/XXXX. Borrower indicated X/X/XXXX impacted by XXXX-XX; requesting X-month FB. Workout options discussed X/XX/XXXX. Borrower stated X/XX/XXXX no longer seeking assistance. Last contact X/XX/XXXX making payment.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: No Mod noted.

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is owner-occupied.  No property damage noted.

431842156	10/1/2020	9/7/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer contact history begins X/XX/XXXX. Limited contact noted with borrower. Borrower requested password reset X/X/XXXX. Borrower stated XX/XX/XXXX made X payments to prior servicer. Borrower requested verification of mortgage XX/X/XXXX. Borrower disputed credit reporting X/XX/XXXX. Borrower placed stop-payment X/XX/XXXX. Xrd party inquired why ACH payments stopped X/XX/XXXX. Borrower stated X/XX/XXXX impacted by XXXX-XX. FB workout denied X/XX/XXXX. Borrower again requested workout assistance XX/XX/XXXX. Servicer requested workout financials from borrower XX/XX/XXXX.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION:N/A

FORECLOSURE: No FC action noted.

BANKRUPTCY: No BK filing noted.

PROPERTY: Property is non owner-occupied.  No property damage noted.

431842203	12/1/2020	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins X/XXXX. Minimal contact recorded. X/XX/XXXX Borrower reports they have been impacted by XXXX-XX, forbearance is requested. X/X/XXXX FB ends. The most recent contact was the above noted FB request on X/XX/XXXX.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842287	12/1/2020	11/13/2020	XXXX	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested assistance in XX/XXXX due to XXXX-XX, denied for forbearance as of XX/XX/XXXX, reason unknown. No other loss mit activity noted. Last contact on XX/XX/XXXX, co-borrower was advised of total amount due, co-borrower stated he always pays in middle of every month, no other details provided.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842309	1/1/2021	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower called in X/XXXX requesting assistance explaining that that his work hours were cut due to XXXX-XX. Borrower failed to make the XXXX - XXXX payments. Borrower indicated in X/XXXX that he received the loss mit package but was no longer interested and would be making a payment within a week. Loan was brought current in X/XXXX. Last contact was in X/XXXX, borrower called wanting to know why the loan was showing past due and was advised that it was due to payment being applied to principal and would have the payment reversed and reapplied.

REASON FOR DEFAULT: Curtailment of income due to XXXX-XX.

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842325	12/1/2020	11/4/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower requested that escrow be removed in XX/XXXX; servicer notes that the loan must be escrowed fro the first X years as it appears. Last contact on XX/XX/XXXX, borrower wanted to set-up ACH payments.

REASON FOR DEFAULT:  RFD per notes XX/XX/XXXX, borrower temporarily unable to pay due to XXXX-XX.  Borrower requested a X month FB plan.  Borrower was able to bring account current in XX/XXXX and has paid as agreed since.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history. Investment property per data tape.
431842351	12/1/2020	11/25/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: Servicer gave borrower a payment reminder in XX/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower reinstated in X/XXXX, and verified the loan balance in X/XXXX. No further contact.

REASON FOR DEFAULT: XXXX impact; income curtailment

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Owner occupied
431842356	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	NJ	XXXX	Reinstatement 2	BORROWER CONTACT: XXXX FB approved in XX/XXXX, borrower not required to make payments. Last contact on XX/XX/XXXX, payment made via phone.

REASON FOR DEFAULT:  RFD per notes on XX/XX/XXXX, no income.  Unable to determine if borrower is back to work full-time.

MODIFICATION: NA

FORECLOSURE: No evidence of FC in contact history.

BANKRUPTCY: No evidence of BK in contact history.

PROPERTY: No evidence of property issues in contact history.  Investment property per data tape.

431842374	12/1/2020	11/12/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Account was performing prior to default in XXXX XXXX. XXXX forbearance was approved through X/X/XXXX. Loss mitigation docs were submitted in Aug XXXX, mod was denied but borrower accepted a deferral solicitation XXXX XXXX with down payment of Xx monthly payments. First post-cure payment was made timely in November and borrower advised hardship is resolved at last contact XX/XX/XXXX.

REASON FOR DEFAULT: XXXX income curtailment, hardship resolved as of XX/XXXX.

MODIFICATION: Deferral agreement dated XX/X/XXXX advances due date from X/X/XXXX to XX/X/XXXX, deferred amount $XX,XXX.XX, no change to UPB.

FORECLOSURE: N/A

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied per seller; pay history shows mailing address as property address. No property issues noted.

431842398	12/1/2020	11/30/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower made a phone payment in XX/XXXX, and verified payment application in X/XXXX. No contact again until borrower requested XXXX assistance, and servicer granted a X-month FB plan, beginning in X/XXXX. Borrower requested a FB extension in X/XXXX, but didn't submit the required financial documents, and reinstated later that month. Borrower made a promise to pay in XX/XXXX.

REASON FOR DEFAULT: XXXX impact; loss of income

MODIFICATION: N/A

FORECLOSURE: No FC activity found

BANKRUPTCY: No BK activity found

PROPERTY: Non-owner occupied

431842407	12/1/2020	11/11/2020	XXXX	XXXX	No	XXXX	XXXX	FL	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX Several notes are recorded regarding an escrow refund. X/XXXX Borrower reports they have been impacted by XXXX-XX, notes reference a forbearance plan, borrower wants to use an escrow refund to pay, a FB plan is discussed. Per notes on X/X/XXXX a FB plan is active until X/XXXX, but on X/XX/XXXX notes indicate the FB plan was denied by the investor. X/XX/XXXX Borrower applies for XXXX-XX assistance again, but is denied. X/XX/XXXX Borrower is upset that their credit report suffered due to incorrect information about being under FB. The most recent contact was on X/XX/XXXX with late fees being discussed.

REASON FOR DEFAULT: X/XXXX XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842462	12/1/2020	11/16/2020	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: X/XXXX A NSF is being discussed, borrower makes a payment by phone. X/XX/XXXX Borrower reports they have been impacted by XXXX-XX, a forbearance plan is implemented. X/XXXX As the FB expires, borrower requests an extension. X/XX/XXXX Borrower withdrawals the application for a FB extension and pays the account current. Borrower has been cooperative with fairly regular contact. The most recent contact was on XX/XX/XXXX with an escrow shortage being discussed.

REASON FOR DEFAULT: X/XXXX Escrow on another property. X/XXXX Unable to rent out the property due to the XXXX .

MODIFICATION: N/A

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: No property issues found.

431842466	12/1/2020	11/25/2020	XXXX	XXXX	XXXX	No	XXXX	XXXX	TN	XXXX	Reinstatement 2	BORROWER CONTACT: Account was rolling XX-delinquent prior to missed payment in XXXX XXXX due to dispute about trailing XXXX payment never received from prior servicer. Servicer advanced delinquent taxes iao $XXXX and has not escrowed account. Borrower reinstated X payments in XXXX XXXX and escalated the payment dispute; servicer confirmed XXXX XXXX that prior servicer did debit the XX/XXXX payment from his ACH account. Account remains current, last contact X/XX/XXXX.

REASON FOR DEFAULT: Servicing issue: trailing payment not credited

MODIFICATION: N/A

FORECLOSURE: Referred to foreclosure X/XX/XXXX, title is clear. First legal was delayed by missing assignment, file closed by reinstatement.

BANKRUPTCY: N/A

PROPERTY: Property is non-owner occupied. No property issues noted.

431842496	12/1/2020	11/5/2020	XXXX	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 2	BORROWER CONTACT: Borrower inquired about forbearance on XX/XX/XXXX and XX/XX/XXXX due to difficulty collecting rent from tenants due to XXXX-XX, was advised nothing was available at that time. No other loss mit activity noted. Last contact on XX/XX/XXXX, borrower requested late fees be waived, request submitted.

REASON FOR DEFAULT: Curtailment of income.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.
431842497	12/1/2020	11/9/2020	XXXX	XXXX	XXXX	No	XXXX	XXXX	CA	XXXX	Reinstatement 2	BORROWER CONTACT: Contact history begins on XX/XX/XXXX. Per conversation on XX/XX/XXXX, borrower stated XX/XXXX payment was drafted by prior servicer, payment finally arrived on XX/XX/XXXX. No loss mit activity noted. Last contact on XX/XX/XXXX, borrower was informed of denial to have late charges waived since $X,XXX in late charges were waived in XX/XXXX, borrower stated those were due to error with prior servicer and not her fault and requested one time courtesy waive of late fees, advised decision probably won't be overturned but request was forwarded to appropriate party.

REASON FOR DEFAULT: Borrower was out of the country and servicing issue.

MODIFICATION: N/A

FORECLOSURE: No FC activity noted.

BANKRUPTCY: No BK activity noted.

PROPERTY: No property issues noted.

431842375	10/1/2020	9/28/2020	XXXX	XXXX	No	XXXX	XXXX	NY	XXXX	Reinstatement 3	BORROWER CONTACT: The last contact was on X/X/XXXX, outbound call to the borrower who said the payment was mailed. Also requested payment assistance due to XXXX-XX impact. Servicer implemented X month forbearance plan in X/XXXX; this was extended to XX months in X/XXXX. Forbearance plan expires X/X/XXXX; borrower is making some payments. The borrower appears to be cooperative.

REASON FOR DEFAULT: RFD was due to being impacted by the XXXX-XX XXXX . Hardship appears to be ongoing based on the present loan status.

MODIFICATION: NA

FORECLOSURE: No FC activity found.

BANKRUPTCY: No BK activity found.

PROPERTY: The property is owner occupied. No indication of damage or ongoing repairs.